SHARE-BASED PAYMENTS - Share option plan changes (Details) - Share options Options in Thousands	12 Months Ended
	Dec. 31, 2019 Options $ / shares	Dec. 31, 2019 Options $ / shares $ / shares	Dec. 31, 2018 Options $ / shares	Dec. 31, 2018 Options $ / shares $ / shares
Share-based payment transaction
Balance at January 1 | Options	12,344	12,344	12,173	12,173
Granted | Options	2,042	2,042	1,950	1,950
Exercised | Options	(1,577)	(1,577)	(301)	(301)
Forfeited | Options	(741)	(741)	(238)	(238)
Expired | Options	(1,898)	(1,898)	(1,240)	(1,240)
Outstanding at end of period | Options	10,170	10,170	12,344	12,344
Exercisable at end of period | Options	6,459	6,459	8,861	8,861
Balance at January 1 | $ / shares	$ 5.77		$ 6.52
Granted | $ / shares	4.59		4.95
Exercised | $ / shares	4.41		3.65
Forfeited | $ / shares	4.42		4.87
Expired | $ / shares	9.42		12.58
Outstanding at end of period | $ / shares	5.16		5.77
Weighted average exercise price at end of period | $ / shares	5.38	$ 5.38	$ 6.13	$ 6.13
Weighted average share price at the date of exercise | (per share)	$ 6.20	$ 3.97		$ 3.44